Operating Leases (Details) - Schedule of additional information related to leases - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Schedule Of Additional Information Related To Leases Abstract
Operating cash flows from operating leases	$ 2,116,363	$ 2,024,246